CONCENTRATIONS OF RISK (Tables)	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

	For the Six Months Ended June 30,
Customers	2024	2023
A	-	71%
B	59%	19%
C	21%	-

The suppliers accounted for 10% or more of the Company’s purchases during the six months ended June 30, 2024 and 2023 were listed as follow:

	For the Six Months Ended June 30,
Suppliers	2024	2023
AA	8%	85%
BB	-	15%
CC	36%	-
DD	45%	-
EE	-	-